Debt And Interest Expense Schedule of Long-term and Short-term Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Short-term borrowings
Notes payable	$ 1,065	$ 2,139	$ 1,708
Long-term debt
Unamortized discount on long term debt	(8,188)	(7,230)	(2,712)
Capital lease obligations	20,606	20,990	22,954
Long-term Debt, including capital lease obligations less unamortized discount on long term debt	1,988,343	2,606,805	2,754,311
Less: current portion of long-term obligations	19,436	30,419	15,661
Total long-term debt	1,968,907	2,576,386	2,738,650
Current portion of long-term obligations	19,436	30,419	15,661
Long-term debt	1,968,907	2,576,386	2,738,650
4.875% Senior Notes Due 2021 | Senior Notes
Long-term debt
Senior Notes	350,000
9.25% Senior Notes due 2015 | Senior Notes
Long-term debt
Senior Notes		465,000
8.25% Senior Notes due 2017 | Senior Notes
Long-term debt
Senior Notes		400,000	400,000
Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member] | Senior Notes
Long-term debt
Senior Subordinated Notes			199,000
Secured Debt | Tranche B Non Extended Term Loans due 2014
Long-term debt
Senior Secured Credit Facility		243,264	1,196,875
Secured Debt | Tranche B Extended term Loans due 2016
Long-term debt
Senior Secured Credit Facility		637,906	1,196,875
Secured Debt | Tranche E Term Loan Due 2018
Long-term debt
Senior Secured Credit Facility		398,000
Secured Debt | Tranche F Term Loan due 2018
Long-term debt
Senior Secured Credit Facility		448,875
Secured Debt | Tranche G Term Loan due 2020
Long-term debt
Senior Secured Credit Facility	1,625,925
Secured Debt | Debt Instrument Tranche D Term Loans Due 2014 [Member]
Long-term debt
Senior Secured Credit Facility			313,194
9.25% Senior Notes due 2015 | Senior Notes
Long-term debt
Senior Notes		465,000	625,000
8.25% Senior Notes due 2017 | Senior Notes
Long-term debt
Senior Notes		$ 400,000	$ 400,000